Income Tax - Summary of Net Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
One year	$ 7,625	$ 3,262
Two years	12,170	7,265
Three years	16,482	12,170
Four years	15,772	16,482
Thereafter and unlimited	150,345	102,717
Net operating loss carryforwards	$ 202,394	$ 141,896